Non-trading securities - Analysis of fair value of non-trading debt securities by residual contractual maturity (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Non-trading debt securities [Line Items]
Non-trading debt securities, Total	¥ 823,726	¥ 870,812
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Non-trading debt securities, Total	219,987
Less than 1 year	45,799
1 to 5 years	101,164
5 to 10 years	51,208
More than 10 years	¥ 21,816